Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2024
FT Vest U.S. Equity Deep Buffer ETF - November
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	18.26%	5.87%	11/15/2019
Return After Taxes on Distributions	18.26%	5.87%
Return After Taxes on Distributions and Sale of Fund Shares	10.81%	4.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	12.67%